Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) (Hong Kong Wetouch Electronics Technology Limited) - Hong Kong Wetouch Electronics Technology Limited [Member] - USD ($)
		Dec. 31, 2019	Dec. 31, 2018
Advance from customers		$ 11,719	$ 94,956
Accrued payroll and employee benefits		248,745	187,919
Accrued interest expenses		37,140	24,433
Other tax payables	[1]	324,670	755,742
Penalty related to a loan default	[1]	1,701,986	850,686
Others	[2]	16,598	716,048
Accrued expenses and other current liabilities		$ 2,340,858	$ 2,629,784

[1]	Penalty payable of RMB6.0 million (equivalent to US$0.9 million) and RMB5.8 million (equivalent to US$0.8 million) was accrued for a loan default by Sichuan Wetouch obtained from Chengdu Bank in 2013 and guaranteed by a third party Chengdu SME Credit Guarantee Co., Ltd. ("Chengdu SME") as of December 31, 2019. On September 16, 2020, Sichuan Wetouch made a full repayment of RMB11.8 million (equivalent to US$1.7 million) of the loan default penalty to Chengdu SME (see Note 12).
[2]	Others mainly represent accrued employee reimbursement payable and other accrued miscellaneous operating expenses.